Loans and Borrowings (Details) - Schedule of Convertible Loan - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Convertible Loan [Abstract]
Proceeds from issue of convertible loan		$ 743,273
Transaction costs
Net proceeds		743,273
Amounts classified as equity		(7,587)
Accreted interest		1,576
Conversion with Class A shares	(728,526)
Effect of movement in exchange rates	(7,603)	(1,133)
Carrying amount of liability		$ 736,129